Income Tax Expense - Details of Deferred Tax Assets (Liabilities) (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Profit and loss	$ (110,542)	$ (3,730)	$ (16,379)	$ (18,969)
Unrealized exchange losses deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance			(5,843)
Profit and loss	8,167		5,843
Ending balance	8,167	276		(5,843)
Inventories [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	26,324		14,823
Profit and loss	(17,192)		11,501
Ending balance	9,132	308	26,324	14,823
Property, plant and equipment, deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	80,869		3,672
Profit and loss	(25,375)		77,197
Ending balance	55,494	1,872	80,869	3,672
Deferred income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	41,294		50,423
Profit and loss	(1,809)		(9,129)
Ending balance	39,485	1,332	41,294	50,423
Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	11,232		16,473
Profit and loss	10,411		(5,241)
Ending balance	21,643	730	11,232	16,473
Net defined benefit liability, non-current [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	90,087		86,719
Profit and loss	(2,994)		(4,007)
Other comprehensive income	(8,642)		7,375
Ending balance	78,451	2,647	90,087	86,719
Deferred tax asset [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	249,806		166,267
Profit and loss	(28,792)		76,164
Other comprehensive income	(8,642)		7,375
Ending balance	212,372	7,165	249,806	$ 166,267
Unrealised exchange gains (losses), deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(14,155)
Profit and loss	14,155		(14,155)
Ending balance			(14,155)
Property, plant and equipment, deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(78,388)
Profit and loss	(95,905)		(78,388)
Ending balance	(174,293)	(5,880)	(78,388)
Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(92,543)
Profit and loss	(81,750)		(92,543)
Ending balance	$ (174,293)	$ (5,880)	$ (92,543)